Net income per common share - Reconciliation of denominator used for calculation of basic and diluted net income per common share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Denominator for basic net income per common share	80,494,302	86,768,589
Effect of dilutive stock options	67,631	56,359
Effect of dilutive TSARS	327,592	0
Denominator for diluted net income per common share	80,889,525	86,824,948